Goodwill and Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of changes in the Company's goodwill resulting from the acqusition by the Company of its operating subsidiaries
Beginning Balance	$ 14,820,852	$ 343,986
Acquisitions	2,249,477	14,476,866
Disposals
Ending Balance	17,070,329	14,820,852
Tropical [Member]
Summary of changes in the Company's goodwill resulting from the acqusition by the Company of its operating subsidiaries
Beginning Balance	174,746	174,746
Acquisitions
Ending Balance	174,746	174,746
RM Engineering [Member]
Summary of changes in the Company's goodwill resulting from the acqusition by the Company of its operating subsidiaries
Beginning Balance	169,240	169,240
Acquisitions
Ending Balance	169,240	169,240
ADEX [Member]
Summary of changes in the Company's goodwill resulting from the acqusition by the Company of its operating subsidiaries
Beginning Balance	10,474,212
Acquisitions		10,474,212
Disposals
Ending Balance	10,474,212	10,474,212
TNS [Member]
Summary of changes in the Company's goodwill resulting from the acqusition by the Company of its operating subsidiaries
Beginning Balance	4,002,654
Acquisitions		4,002,654
Ending Balance	4,002,654	4,002,654
Aws Entities [Member]
Summary of changes in the Company's goodwill resulting from the acqusition by the Company of its operating subsidiaries
Beginning Balance
Acquisitions	2,249,477
Disposals
Ending Balance	$ 2,249,477